Revenues - Disaggregation (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Revenues
Revenue from contracts with customers	€ 5,565	€ 5,052	[1],[2]
EMEA
Revenues
Revenue from contracts with customers	2,750	3,132
Asia Pacific
Revenues
Revenue from contracts with customers	831	767
Americas
Revenues
Revenue from contracts with customers	1,984	1,153
Systems
Revenues
Revenue from contracts with customers	2,415	1,375
Systems | EMEA
Revenues
Revenue from contracts with customers	928	712
Systems | Asia Pacific
Revenues
Revenue from contracts with customers	613	551
Systems | Americas
Revenues
Revenue from contracts with customers	874	112
Systems | Products transferred at a point in time
Revenues
Revenue from contracts with customers	2,193	1,267
Systems | Products and services transferred over time
Revenues
Revenue from contracts with customers	222	108
Services
Revenues
Revenue from contracts with customers	3,150	3,677
Services | EMEA
Revenues
Revenue from contracts with customers	1,822	2,420
Services | Asia Pacific
Revenues
Revenue from contracts with customers	218	216
Services | Americas
Revenues
Revenue from contracts with customers	1,110	1,041
Services | Products transferred at a point in time
Revenues
Revenue from contracts with customers	€ 3,150	€ 3,677

[1]	Certain comparative figures for the 3-month period ended March 31, 2018 were restated for immaterial errors. For further information, see Note 9 of the Q3-2018 condensed consolidated interim financial statements.
[2]	The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 2 of the condensed consolidated interim financial statements.